Accounts receivables, related party	3 Months Ended
Mar. 31, 2023
Receivables [Abstract]
Accounts receivables, related party

Note 5. Accounts receivables, related party

The following table summarizes the changes in the Company’s accounts receivables, related party for the three months ended March 31, 2023 (In thousands):

Description	Accounts receivables, related party
Balance as of January 1, 2023	$1,242
Receipts during the period	(301)
Balance as of March 31, 2023	$941